Related Party Transactions - Schedule of Related Party Transaction (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Shenzhen JamBox [Member]
Related Party Transaction [Line Items]
Accounts receivable, net - related parties		$ 214,557
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable, net - related parties		214,557
Allowance for credit loss		(44,503)
Accounts receivable, net - related parties		170,054
Operating lease income receivable - related parties		92,587
Deferred operating lease income receivable - related parties		2,072,887
Advance to suppliers – related parties		455,079
Prepaid expenses and other current assets - related parties	142,998	1,068
Accounts payable - related parties	52,249	157,644
Accrued liabilities and other payables - related parties	7,546	12,682
Due to related parties		185,062
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Operating lease income receivable - related parties		92,587
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Deferred operating lease income receivable - related parties		1,012,131
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Deferred operating lease income receivable - related parties		1,060,756
Xiamen Liubengmu Culture Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to suppliers – related parties		446,703
Xiamen Hualiu Boying Video Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance to suppliers – related parties		8,376
Lei Wang [Member]
Related Party Transaction [Line Items]
Prepaid expenses and other current assets - related parties		113
Wenjuan Qiu [Member]
Related Party Transaction [Line Items]
Prepaid expenses and other current assets - related parties		955
Wanquan Yi [Member]
Related Party Transaction [Line Items]
Prepaid expenses and other current assets - related parties	142,998
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties		105,395
AOSI PRODUCTION CO., LTD. [Member]
Related Party Transaction [Line Items]
Accounts payable - related parties	52,249	52,249
Wenjuan Qiu [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties	5,976	1,755
Jiaming Wu [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties		7,399
Weiyi Lin [Member]
Related Party Transaction [Line Items]
Accrued liabilities and other payables - related parties	1,570	3,528
Henda Gao [Member]
Related Party Transaction [Line Items]
Due to related parties		150,250
Xiamen Wandefu Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties		2,373
Xinchengxin (Xiamen) Property Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 32,439